Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Carrying Amounts of Goodwill by Business Unit

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2011 and 2010 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2009	$334.7	$66.9	$401.6
Goodwill Acquired	–	4.6	4.6
Other Changes*	(5.2)	(.1)	(5.3)

Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	—	131.4
Other Changes*	(.3)	—	(.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other Intangible Assets Subject to Amortization

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION *

	DECEMBER 31
(In Millions)	2011	2010
Gross Carrying Amount	$251.2	$164.2
Accumulated Amortization	127.8	111.0

Net Book Value	$123.4	$53.2

* Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.